Stock-based compensation (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation	$ 5,414	$ 1,660	$ 2,232
Employee Stock Option Plans (ESOP)
Stock-based compensation	5,386	1,278	2,147
Non-ESOP Option Agreements
Stock-based compensation	$ 28	$ 382	$ 85